NASSAU LIFE INSURANCE COMPANY

Nassau Life Variable Accumulation Account:

Big Edge

Group Strategic Edge

The Big Edge Choice (for New York)

The Big Edge Plus®

The Phoenix Edge®-VA for New York

Phoenix Spectrum Edge®

Phoenix Spectrum Edge+®

Nassau Life Variable Universal Life Account: Flex Edge Success® Joint Edge® Individual Edge® Flex Edge

PHL VARIABLE INSURANCE COMPANY

PHL Variable Accumulation Account:

The Big Edge Choice®

Phoenix Spectrum Edge®

Phoenix Spectrum Edge®+

The Phoenix Edge®-VA

SUPPLEMENT DATED JULY 18, 2023 TO

UPDATING SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023

Name Change for Underlying Fund

Effective September 1, 2023, in the list of available investment options under Appendix A, the name of the Lazard Retirement U.S. Small-Mid Cap Equity Portfolio is hereby changed to Lazard Retirement US Small Cap Equity Select Portfolio.

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Updating Summary Prospectus Supplement (497VPU) and Prospectus Supplement (497)

Nassau Life Variable Accumulation Account – EDGAR Contract ID Nos: C000020620, C000070727, C000070728, C000070729

Nassau Life Variable Universal Life Account – EDGAR Contract ID Nos: C000020886, C000074751, C000074752

PHL Variable Accumulation Account – EDGAR Contract ID Nos: C000020860, C000067260, C000067261, C000067262